Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Bank accounts	R$ 195	R$ 95
Cash equivalents
Bank certificates of deposit (CDBs)	991	1,049
Overnight	351	294
Others		3
Short term investments	1,342	1,346
Cash and cash equivalents	R$ 1,537	R$ 1,441